STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8%
Australia - .0%
Driver Australia Four Trust, Ser. 4, Cl. A, 1 Month BBSW +.95%	AUD	1.95	8/21/2025	495,181	[b]	334,574
Driver Australia Three Trust, Ser. 3, Cl. A, 1 Month BBSW +1.70%	AUD	2.70	5/21/2024	1,091,096	[b]	738,707
					1,073,281
Belgium - 2.3%
Kingdom of Belgium, Unscd. Bonds, Ser. 74	EUR	0.80	6/22/2025	22,900,000	[c]	26,882,563
Kingdom of Belgium, Unscd. Bonds, Ser. 78	EUR	1.60	6/22/2047	32,880,000	[c]	46,552,699
					73,435,262
British Virgin - .4%
Sinopec Group Overseas Development, Gtd. Notes		2.50	8/8/2024	12,840,000	[c]	12,855,287
Canada - 4.7%
BMW Canada Auto Trust, Ser. 2018-1A, Cl. A3	CAD	2.82	4/20/2023	12,550,000	[c]	9,548,932
Canada, Bonds	CAD	3.50	12/1/2045	19,500,000		20,867,510
Canadian Pacer Auto Receivables Trust, Ser. 2017-1A, Cl. A4		2.29	1/19/2022	6,275,000	[c]	6,282,037
CNH Capital Canada Receivables Trust, Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/2023	4,597,844	[c]	3,455,125
Export Development Canada, Govt. Gtd. Notes	CAD	1.80	9/1/2022	12,700,000		9,625,677
Ford Auto Securitization Trust, Ser. 2017-R2, Cl. A2	CAD	1.42	4/15/2021	1,794,780		1,353,241
Ford Auto Securitization Trust, Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/2023	4,550,000	[c]	3,437,236
Ford Auto Securitization Trust, Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/2023	8,175,000	[c]	6,215,555
Ford Auto Securitization Trust, Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/2024	10,425,000	[c]	7,957,890
GMF Canada Leasing Trust, Ser. 2017-1A, Cl. A3	CAD	2.47	9/20/2022	5,775,530	[c]	4,362,872
Golden Credit Card Trust, Ser. 2018-4A, Cl. A		3.44	10/15/2025	8,500,000	[c]	8,926,969
HSBC Bank Canada, Covered Bonds		1.65	9/10/2022	6,100,000	[c]	6,061,564
Master Credit Card Trust II, Ser. 2018-1A, Cl. A, 1 Month LIBOR +.49%		2.54	7/21/2024	10,950,000	[b,c]	10,946,155

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Canada - 4.7% (continued)
MBarc Credit Canada, Ser. 2018-AA, Cl. A3	CAD	2.79	1/17/2023	9,025,000	[c]	6,844,926
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	8,405,000	[c]	6,385,732
Province of Ontario Canada, Sr. Unscd. Notes	CAD	2.65	2/5/2025	10,500,000		8,248,307
Royal Bank of Canada, Sr. Unscd. Notes		2.55	7/16/2024	8,700,000		8,825,326
Silver Arrow Canada, Ser. 2018-1A, Cl. A3	CAD	3.17	8/15/2025	14,450,000	[c]	11,070,717
Teck Resources, Sr. Unscd. Notes		6.25	7/15/2041	1,870,000		2,083,091
The Bank of Nova Scotia, Covered Notes	EUR	0.38	10/23/2023	6,940,000		7,802,822
					150,301,684
Cayman Islands - .3%
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	2,045,000		2,338,048
CK Hutchison Finance 16 II, Gtd. Bonds	EUR	0.88	10/3/2024	5,185,000		5,827,008
DP World Crescent, Sr. Unscd. Notes		3.75	1/30/2030	2,575,000		2,576,545
					10,741,601
Chile - .4%
Bonos de la Tesoreria de la Republica en pesos, Bonds	CLP	4.50	3/1/2021	8,890,000,000		12,662,955
China - 3.4%
China, Unscd. Bonds, Ser. 1827	CNY	3.25	11/22/2028	610,600,000		85,922,660
China Development Bank, Unscd. Bonds, Ser. 1905	CNY	3.48	1/8/2029	178,000,000		24,518,887
					110,441,547
Colombia - .3%
Colombia, Sr. Unscd. Bonds		4.00	2/26/2024	7,600,000		8,019,900
Ecuador - .2%
Ecuador, Sr. Unscd. Bonds		10.75	3/28/2022	7,025,000		7,674,812
Egypt - .2%
Egypt, Sr. Unscd. Bonds	EUR	4.75	4/16/2026	3,000,000		3,361,707
Egypt, Sr. Unscd. Notes		6.13	1/31/2022	2,800,000		2,891,896
Egypt, Sr. Unscd. Notes		6.20	3/1/2024	1,550,000	[c]	1,622,397
					7,876,000
France - 1.6%
AXA, Sub. Notes	EUR	5.25	4/16/2040	3,500,000		3,921,251
BNP Paribas, Sr. Unscd. Notes	EUR	1.13	10/10/2023	6,915,000		7,835,540
Credit Agricole Home Loan SFH, Covered Notes	EUR	0.05	8/29/2022	700,000		775,130
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	6,700,000		8,393,639

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
France - 1.6% (continued)
Engie, Jr. Sub. Bonds	EUR	1.38	1/16/2023	7,300,000		8,065,747
French Republic, Unscd. Bonds	EUR	2.00	5/25/2048	7,050,000	[c]	10,815,468
Orange, Sr. Unscd. Notes	EUR	0.00	9/4/2026	12,100,000		13,013,570
					52,820,345
Germany - .8%
Allianz, Jr. Sub. Bonds	EUR	3.38	9/18/2024	3,100,000		3,744,899
Allianz, Sub. Notes	EUR	5.63	10/17/2042	4,300,000		5,445,616
KFW, Govt. Gtd. Notes	EUR	0.38	4/23/2030	14,680,000		17,078,817
					26,269,332
Ghana - .2%
Ghana, Sr. Unscd. Bonds		7.88	3/26/2027	3,500,000	[c]	3,599,197
Ghana, Sr. Unscd. Bonds		8.13	1/18/2026	1,325,000		1,405,677
					5,004,874
Greece - .4%
Hellenic Republic, Sr. Unscd. Bonds	EUR	3.45	4/2/2024	4,600,000	[c]	5,623,315
Hellenic Republic, Sr. Unscd. Bonds	EUR	3.88	3/12/2029	5,900,000	[c]	7,871,295
					13,494,610
Hungary - .3%
Hungary, Sr. Unscd. Bonds	EUR	1.25	10/22/2025	6,840,000		8,022,901
Indonesia - .4%
Indonesia, Sr. Unscd. Notes	EUR	3.75	6/14/2028	6,900,000		9,319,287
Indonesia Asahan Aluminium, Sr. Unscd. Notes		5.23	11/15/2021	3,650,000	[c]	3,835,455
					13,154,742
Ireland - .2%
AerCap Global Aviation Trust, Gtd. Notes		4.50	5/15/2021	4,550,000		4,698,492
Ireland, Bonds	EUR	2.00	2/18/2045	2,150,000		3,116,239
					7,814,731
Israel - .1%
Israel, Bonds, Ser. 327	ILS	2.00	3/31/2027	12,975,000		4,073,202
Italy - 1.7%
Intesa Sanpaolo, Covered Notes	EUR	1.38	12/18/2025	6,500,000		7,812,856
Italy Buoni Poliennali Del Tesoro, Bonds	EUR	0.95	3/15/2023	16,295,000		18,347,728
Italy Buoni Poliennali Del Tesoro, Unscd. Bonds	EUR	4.00	2/1/2037	18,300,000	[c]	27,572,351
					53,732,935
Ivory Coast - .1%
Ivory Coast, Sr. Unscd. Bonds	EUR	5.13	6/15/2025	1,600,000	[c]	1,867,259
Japan - 14.9%
Development Bank of Japan, Govt. Gtd. Bonds	JPY	1.70	9/20/2022	325,000,000		3,187,234

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Japan - 14.9% (continued)
Development Bank of Japan, Govt. Gtd. Notes		3.13	9/6/2023	10,560,000	[c]	11,023,759
Japan, Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/2024	6,190,443,000	[d]	58,912,979
Japan, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/2025	6,275,440,500	[d]	59,895,996
Japan, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/2026	3,620,322,220	[d]	34,704,869
Japan, Sr. Unscd. Bonds, Ser. 22	JPY	0.10	3/10/2027	6,741,133,779	[d]	64,964,267
Japan, Sr. Unscd. Bonds, Ser. 23	JPY	0.10	3/10/2028	8,847,316,800	[d]	85,384,278
Japan (20 Year Issue), Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/2036	7,625,650,000		74,232,385
Japan (30 Year Issue), Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/2044	1,013,000,000		12,587,253
Japan (30 Year Issue), Sr. Unscd. Bonds, Ser. 61	JPY	0.70	12/20/2048	453,900,000		4,612,168
Japan Bank for International Cooperation, Govt. Gtd. Notes		3.38	10/31/2023	21,350,000		22,587,085
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	3,560,000	[c]	3,613,793
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3		2.45	12/10/2021	2,330,000	[c]	2,332,364
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	8,430,000	[c]	8,532,495
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	7,750,000	[c]	8,000,405
Oscar US Funding X, Ser. 2019-1A, Cl. A4		3.27	5/11/2026	6,750,000	[c]	6,986,518
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4		2.68	9/10/2026	9,520,000	[c]	9,652,095
Takeda Pharmaceutical, Sr. Unscd. Bonds	EUR	3.00	11/21/2030	6,500,000		8,467,582
					479,677,525
Kazakhstan - .5%
Development Bank of Kazakhstan, Sr. Unscd. Notes		4.13	12/10/2022	2,025,000		2,104,368
Kazakhstan, Sr. Unscd. Notes	EUR	0.60	9/30/2026	6,930,000		7,533,299
KazMunayGas National, Sr. Unscd. Notes		6.38	10/24/2048	4,290,000	[e]	5,342,217
					14,979,884
Kenya - .2%
Kenya, Sr. Unscd. Notes		7.25	2/28/2028	4,650,000	[c]	4,834,024
Luxembourg - .6%
Becton Dickinson Euro Finance, Gtd. Bonds	EUR	0.63	6/4/2023	2,980,000		3,285,713
DH Europe Finance II, Gtd. Bonds	EUR	0.20	3/18/2026	6,120,000		6,656,973
E-Carat, Ser. 2016-1, Cl. A, 1 Month EURIBOR +.45%	EUR	0.05	10/18/2024	577,295	[b]	629,758

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Luxembourg - .6% (continued)
Gazprom OAO Via Gaz Capital, Sr. Unscd. Bonds	EUR	2.50	3/21/2026	4,150,000		4,868,420
Medtronic Global Holdings, Gtd. Notes	EUR	1.63	3/7/2031	2,000,000		2,425,989
					17,866,853
Mexico - .4%
Infraestructura Energetica Nova, Sr. Unscd. Notes		4.88	1/14/2048	3,950,000		3,792,000
Petroleos Mexicanos, Gtd. Notes	EUR	5.13	3/15/2023	4,560,000		5,470,698
Petroleos Mexicanos, Gtd. Notes		6.84	1/23/2030	4,930,000	[c]	5,107,233
					14,369,931
Netherlands - 3.3%
ABN AMRO Bank, Covered Bonds	EUR	0.88	1/14/2026	9,200,000		10,846,589
ABN AMRO Bank, Sub. Notes	EUR	2.88	1/18/2028	3,700,000		4,348,500
ABN AMRO Bank, Sub. Notes		4.75	7/28/2025	5,100,000	[c]	5,501,527
Cooperatieve Rabobank, Sub. Bonds	EUR	2.50	5/26/2026	6,180,000		6,995,135
EDP Finance, Sr. Unscd. Notes	EUR	0.38	9/16/2026	5,815,000		6,336,374
Equate Petrochemical, Gtd. Notes		3.00	3/3/2022	5,295,000		5,329,979
Globaldrive Auto Receivables, Ser. 2016-B, Cl. A, 1 Month EURIBOR +.50%	EUR	0.06	8/20/2024	3,351,342	[b]	3,660,667
Iberdrola International, Gtd. Notes	EUR	1.13	1/27/2023	1,400,000		1,587,089
Iberdrola International, Gtd. Notes	EUR	2.63	12/26/2023	5,600,000		6,497,050
ING Bank, Covered Notes	EUR	0.88	4/11/2028	6,400,000		7,635,091
ING Groep, Sub. Bonds	EUR	2.00	3/22/2030	4,600,000		5,322,342
ING Groep, Sub. Notes	EUR	3.00	4/11/2028	5,200,000		6,160,454
Petrobras Global Finance, Gtd. Notes		5.09	1/15/2030	2,185,000	[c]	2,282,014
SABIC Capital II, Gtd. Bonds		4.00	10/10/2023	10,200,000	[c]	10,753,656
VEON Holdings, Sr. Unscd. Notes		3.95	6/16/2021	8,050,000		8,159,158
Volkswagen International Finance, Gtd. Bonds, Ser. 10Y	EUR	1.88	3/30/2027	6,800,000		7,848,296
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/2024	2,975,000		3,519,783
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	2,200,000		2,387,536
WPC Eurobond, Gtd. Notes	EUR	2.13	4/15/2027	685,000		795,668
					105,966,908
Nigeria - .2%
Nigeria, Sr. Unscd. Notes		5.63	6/27/2022	3,550,000		3,669,316
Nigeria, Sr. Unscd. Notes		6.50	11/28/2027	4,100,000	[c]	4,155,514
					7,824,830
Norway - .2%
Norway, Bonds, Ser. 474	NOK	3.75	5/25/2021	61,700,000	[c]	7,065,639
Oman - .3%
Oman, Sr. Unscd. Bonds		4.88	2/1/2025	9,100,000	[c]	9,125,780

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Panama - .5%
Panama, Sr. Unscd. Bonds		4.00	9/22/2024	7,932,000	[e]	8,483,274
Panama, Sr. Unscd. Notes		3.16	1/23/2030	6,000,000		6,198,000
					14,681,274
Peru - .2%
Peru, Sr. Unscd. Bonds	PEN	5.94	2/12/2029	20,455,000	[c]	6,886,823
Philippines - .1%
Philippine, Sr. Unscd. Notes	EUR	0.88	5/17/2027	3,000,000	[e]	3,392,306
Qatar - .4%
Qatar, Sr. Unscd. Notes		3.38	3/14/2024	11,500,000	[c]	12,053,437
Romania - .2%
Romania, Sr. Unscd. Notes	EUR	2.50	2/8/2030	5,745,000	[c]	6,820,813
Russia - 1.6%
Russia, Bonds, Ser. 6212	RUB	7.05	1/19/2028	3,326,740,000		52,016,508
Saudi Arabia - .1%
Saudi Arabian Oil, Sr. Unscd. Notes		2.75	4/16/2022	3,150,000	[c]	3,177,753
Senegal - .1%
Senegal, Sr. Unscd. Bonds	EUR	4.75	3/13/2028	2,850,000		3,234,588
Singapore - .8%
Singapore, Sr. Unscd. Bonds	SGD	2.63	5/1/2028	31,000,000		24,066,129
Slovenia - .5%
Slovenia, Bonds, Ser. RS76	EUR	3.13	8/7/2045	9,625,000		15,907,100
South Korea - 3.1%
Korea Treasury Bond, Sr. Unscd. Bonds, Ser. 2812	KRW	2.38	12/10/2028	100,200,000,000		90,344,699
Korea Treasury Bond, Sr. Unscd. Bonds, Ser. 4903	KRW	2.00	3/10/2049	8,000,000,000		7,623,321
The Korea Development Bank, Sr. Unscd. Notes		3.00	3/19/2022	2,630,000		2,681,745
					100,649,765
Spain - 2.0%
Banco Santander, Covered Notes	EUR	0.88	5/9/2031	6,800,000		8,159,141
Spain, Sr. Unscd. Bonds	EUR	2.90	10/31/2046	32,070,000	[c]	50,672,340
Telefonica Emisiones, Gtd. Notes	EUR	1.53	1/17/2025	5,300,000	[e]	6,192,406
					65,023,887
Sri Lanka - .3%
Sri Lanka, Sr. Unscd. Notes		6.25	10/4/2020	3,025,000		3,073,398
Sri Lanka, Sr. Unscd. Notes		6.85	3/14/2024	2,825,000	[c]	2,892,140
Sri Lanka, Sr. Unscd. Notes		7.55	3/28/2030	4,975,000	[c]	4,907,396
					10,872,934
Supranational - 3.9%
Arab Petroleum Investments, Sr. Unscd. Notes		4.13	9/18/2023	9,760,000	[c]	10,342,155
Asian Development Bank, Sr. Unscd. Notes	NZD	3.50	5/30/2024	12,575,000		8,664,288

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Supranational - 3.9% (continued)
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	7,720,000		8,229,520
Corp Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	8,250,000		8,411,700
European Investment Bank, Sr. Unscd. Notes	EUR	0.63	1/22/2029	14,035,000		16,688,246
European Investment Bank, Sr. Unscd. Notes	CAD	1.13	9/16/2021	8,500,000	[c]	6,349,257
European Investment Bank, Sr. Unscd. Notes	AUD	2.70	1/12/2023	17,225,000		12,211,711
European Union, Govt. Gtd. Notes	EUR	1.38	10/4/2029	25,500,000		32,441,308
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/2024	951,180,000		13,331,107
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	7,500,000		8,055,750
					124,725,042
Sweden - .3%
Sweden, Bonds, Ser. 1061	SEK	0.75	11/12/2029	84,375,000	[c]	9,471,526
Switzerland - .2%
Credit Suisse Group, Sr. Unscd. Notes		4.28	1/9/2028	5,725,000	[c]	6,160,960
Thailand - 1.8%
Thailand, Sr. Unscd. Bonds	THB	2.13	12/17/2026	492,750,000		16,870,603
Thailand, Sr. Unscd. Bonds	THB	2.88	12/17/2028	1,100,000,000		40,262,452
					57,133,055
Turkey - .4%
Turkey, Sr. Unscd. Bonds	EUR	4.63	3/31/2025	2,850,000		3,195,960
Turkey, Sr. Unscd. Notes		7.50	11/7/2019	7,950,000		7,986,395
					11,182,355
Ukraine - .4%
Ukraine, Sr. Unscd. Notes		7.75	9/1/2020	6,150,000		6,296,272
Ukraine, Sr. Unscd. Notes		7.75	9/1/2022	7,400,000		7,807,000
					14,103,272
United Arab Emirates - .9%
Abu Dhabi, Sr. Unscd. Bonds		2.50	9/30/2029	18,025,000		17,930,188
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/2047	4,650,000	[c]	5,435,478
DP World, Sr. Unscd. Notes		6.85	7/2/2037	4,040,000		5,338,771
					28,704,437
United Kingdom - 4.7%
Barclays, Jr. Sub. Bonds		7.88	3/15/2022	2,675,000		2,835,784
Barclays, Sr. Unscd. Notes		4.97	5/16/2029	8,125,000		8,924,321
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	6,900,000		7,728,233

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
United Kingdom - 4.7% (continued)
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%		2.90	12/22/2069	6,533,334	[b,c]	6,552,169
Lloyds Banking Group, Sr. Unscd. Notes		3.10	7/6/2021	4,000,000		4,055,683
Lloyds Banking Group, Sr. Unscd. Notes		3.75	1/11/2027	6,305,000		6,545,909
Penarth Master Issuer, Ser. 2018-2A, Cl. A1, 1 Month LIBOR +.45%		2.63	9/18/2022	7,800,000	[b,c]	7,799,797
Royal Bank of Scotland Group, Sr. Unscd. Notes		3.88	9/12/2023	12,625,000		13,037,563
Santander UK Group Holdings, Sr. Unscd. Notes		3.57	1/10/2023	3,525,000		3,577,113
Silverstone Master Issuer, Ser. 2019-1A, Cl. 2A, 3 Month SONIO +.75%	GBP	1.46	1/21/2070	8,000,000	[b,c]	9,867,001
United Kingdom, Bonds	GBP	1.50	7/22/2047	10,355,000		14,360,412
United Kingdom, Bonds	GBP	3.25	1/22/2044	35,550,000		65,275,254
					150,559,239
United States - 39.7%
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/2026	1,616,000		1,762,268
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/2024	1,230,000		1,405,956
AEP Transmission, Sr. Unscd. Notes		3.10	12/1/2026	3,680,000		3,851,712
Amazon.com, Sr. Unscd. Notes		3.15	8/22/2027	11,875,000		12,631,426
American Express, Sr. Unscd. Notes		2.50	7/30/2024	7,700,000		7,767,948
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/17/2036	4,138,427	[c]	4,345,355
American International Group, Sr. Unscd. Notes		4.20	4/1/2028	2,790,000		3,045,458
AmeriCredit Automobile Receivables Trust, Ser. 2016-4, Cl. D		2.74	12/8/2022	3,300,000		3,318,933
AmeriCredit Automobile Receivables Trust, Ser. 2018-1, Cl. C		3.50	1/18/2024	8,375,000		8,611,698
Amgen, Sr. Unscd. Notes		3.88	11/15/2021	3,200,000		3,304,526
Anheuser-Busch Inbev Worldwide, Gtd. Notes		4.00	4/13/2028	3,810,000		4,209,587
Apple, Sr. Unscd. Notes		3.25	2/23/2026	8,895,000		9,434,851
AT&T, Sr. Unscd. Notes	EUR	0.25	3/4/2026	4,725,000		5,099,621
AT&T, Sr. Unscd. Notes	EUR	1.80	9/14/2039	3,680,000		3,990,042
AT&T, Sr. Unscd. Notes	EUR	2.35	9/5/2029	300,000		374,138
Bank, Ser. 2018-BN13, Cl. A5		4.22	8/15/2061	3,300,000		3,762,842
Bank, Ser. 2019-BN19, Cl. A2		2.93	8/15/2061	7,850,000		8,190,698
Bank of America, Sr. Unscd. Notes		3.37	1/23/2026	3,375,000		3,521,035
Bank of America, Sr. Unscd. Notes		3.97	3/5/2029	5,895,000		6,423,990

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
United States - 39.7% (continued)
Bank of The West Auto Trust, Ser. 2019-1, Cl. A3	2.43	4/15/2024	8,171,000	[c]	8,237,393
Barclays Commercial Mortgage Securities Trust, Ser. 2013-TYSN, Cl. A2	3.76	9/5/2032	1,245,000	[c]	1,257,530
BB&T, Sr. Unscd. Notes	2.50	8/1/2024	5,000,000		5,043,678
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2005-PW10, Cl. AJ	5.59	12/11/2040	193,948		198,166
Branch Banking & Trust, Sub. Notes	3.63	9/16/2025	4,750,000		5,053,310
Bristol-Myers Squibb, Sr. Unscd. Notes	2.90	7/26/2024	5,010,000	[c]	5,173,086
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	3.10	12/15/2037	6,350,000	[b,c]	6,371,497
Carmax Auto Owner Trust, Ser. 2019-3, Cl. B	2.50	4/15/2025	3,445,000		3,484,384
Carmax Auto Owner Trust, Ser. 2019-3, Cl. C	2.60	6/16/2025	3,065,000		3,100,087
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D	3.37	7/15/2024	1,360,000		1,384,079
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/2024	1,710,000	[c]	1,788,592
CCUBS Commercial Mortgage Trust, Ser. 2017-C1, Cl. A4	3.54	11/15/2050	7,326,000		7,902,584
Celgene, Sr. Unscd. Notes	2.88	8/15/2020	3,200,000		3,218,117
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. A, 1 Month LIBOR +1.12%	3.15	6/15/2034	9,000,000	[b,c]	9,022,000
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%	3.53	6/15/2034	3,400,000	[b,c]	3,408,511
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/2025	3,935,000		4,108,140
Cheniere Energy Partners, Sr. Unscd. Notes	4.50	10/1/2029	5,150,000	[c]	5,288,406
Chrysler Capital Auto Receivables Trust, Ser. 2015-BA, Cl. C	3.26	4/15/2021	757,731	[c]	758,087
Cigna, Gtd. Notes	3.40	9/17/2021	3,200,000		3,274,128
CNH Equipment Trust, Ser. 2018-A, Cl. A4	3.30	4/15/2025	4,200,000		4,331,641
Comcast, Gtd. Notes	3.70	4/15/2024	4,000,000		4,267,604
Commercial Mortgage Trust, Ser. 2013-WWP, Cl. B	3.73	3/10/2031	1,225,000	[c]	1,293,768
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A3	3.78	4/10/2047	8,988,981		9,549,923
Conagra Brands, Sr. Unscd. Notes	3.80	10/22/2021	3,200,000		3,303,288
Concho Resources, Gtd. Notes	3.75	10/1/2027	3,750,000		3,901,669

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
United States - 39.7% (continued)
Consumer Loan Underlying Bond CLUB Credit Trust, Ser. 2019-P2, Cl. A		2.47	10/15/2026	5,000,000	[c]	4,995,403
Crown Castle International, Sr. Unscd. Notes		3.15	7/15/2023	3,150,000		3,236,780
CVS Health, Sr. Unscd. Notes		2.63	8/15/2024	2,500,000		2,511,436
CVS Health, Sr. Unscd. Notes		4.30	3/25/2028	7,170,000		7,761,644
Dell Equipment Finance Trust, Ser. 2017-2, Cl. B		2.47	10/24/2022	2,525,000	[c]	2,528,407
Dell Equipment Finance Trust, Ser. 2018-1, Cl. B		3.34	6/22/2023	2,090,000	[c]	2,121,040
Dell Equipment Finance Trust, Ser. 2018-2, Cl. B		3.55	10/22/2023	3,700,000	[c]	3,788,895
Dell Equipment Finance Trust, Ser. 2018-2, Cl. C		3.72	10/22/2023	4,200,000	[c]	4,313,741
Dell International, Sr. Scd. Notes		6.02	6/15/2026	4,650,000	[c]	5,247,719
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/2024	5,814,000		6,967,263
Dollar Tree, Sr. Unscd. Notes		4.20	5/15/2028	2,050,000		2,205,121
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. C		3.02	11/15/2021	954,036	[c]	954,690
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. D		4.18	3/15/2024	8,000,000	[c]	8,123,232
Drive Auto Receivables Trust, Ser. 2018-1, Cl. C		3.22	3/15/2023	11,526,541		11,563,936
Drive Auto Receivables Trust, Ser. 2018-2, Cl. C		3.63	8/15/2024	8,950,000		9,014,071
Drive Auto Receivables Trust, Ser. 2019-4, Cl. B		2.23	1/16/2024	4,390,000		4,386,570
DT Auto Owner Trust, Ser. 2018-1A, Cl. B		3.04	1/18/2022	5,093,148	[c]	5,098,404
DT Auto Owner Trust, Ser. 2018-2A, Cl. C		3.67	3/15/2024	8,925,000	[c]	9,042,690
Duke Energy, Sr. Unscd. Notes		2.65	9/1/2026	2,800,000		2,815,623
Energy Transfer Operating, Gtd. Notes		4.20	4/15/2027	2,050,000		2,158,241
Energy Transfer Operating, Gtd. Notes		4.50	4/15/2024	2,000,000		2,132,487
Energy Transfer Operating, Gtd. Notes		5.25	4/15/2029	2,700,000		3,048,305
Energy Transfer Operating, Jr. Sub. Notes, Ser. A, 3 Month LIBOR +4.03%		6.25	2/15/2023	1,795,000		1,667,591
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2		2.13	5/22/2023	3,491,665	[c]	3,489,901
Exeter Automobile Receivables Trust, Ser. 2018-3A, Cl. B		3.46	10/17/2022	9,900,000	[c]	9,969,959

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
United States - 39.7% (continued)
Exeter Automobile Receivables Trust, Ser. 2019-3A, Cl. B		2.58	8/15/2023	7,600,000	[c]	7,639,504
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K087, Cl. A2		3.77	12/25/2028	2,400,000	[f]	2,706,985
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K088, Cl. A2		3.69	1/25/2029	7,800,000	[f]	8,766,595
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K096, Cl. A2		2.52	7/25/2029	7,240,000	[f]	7,486,829
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K159, Cl. A2		3.95	11/25/2030	5,140,000	[f]	5,941,025
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2		3.37	7/25/2025	6,365,000	[f]	6,710,787
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL3W, Cl. AFLW, 1 Month LIBOR +.45%		2.54	8/25/2025	4,000,000	[b,f]	4,009,809
Federal National Mortgage Association Grantor Trust, Ser. 2017-T1, Cl. A		2.90	6/25/2027	7,686,875		8,058,290
Fidelity National Information Services, Sr. Unscd. Notes	EUR	1.50	5/21/2027	4,280,000		5,002,055
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	4,845,000		4,604,058
General Electric, Sr. Unscd. Bonds	EUR	0.38	5/17/2022	2,935,000		3,187,084
General Motors Financial, Gtd. Notes		2.35	10/4/2019	9,650,000		9,650,011
GM Financial Automobile Leasing Trust, Ser. 2018-2, Cl. C		3.50	4/20/2022	5,710,000		5,778,970
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. B		3.48	7/20/2022	4,715,000		4,787,228
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. C		3.70	7/20/2022	7,960,000		8,092,187
GM Financial Automobile Leasing Trust, Ser. 2019-3, Cl. A3		2.03	6/20/2022	3,350,000		3,349,733
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2		2.64	5/10/2049	4,200,000		4,216,536
HCA, Gtd. Notes		5.88	2/1/2029	1,625,000		1,820,000
Healthcare Trust of America Holdings, Gtd. Notes		3.10	2/15/2030	3,485,000		3,479,589

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
United States - 39.7% (continued)
Healthcare Trust of America Holdings, Gtd. Notes		3.50	8/1/2026	3,055,000		3,151,846
Hertz Fleet Lease Funding, Ser. 2018-1, Cl. A2		3.23	5/10/2032	7,988,455	[c]	8,045,913
Hewlett Packard Enterprise, Sr. Unscd. Notes		2.25	4/1/2023	8,090,000		8,073,112
HPEFS Equipment Trust, Ser. 2019-1A, Cl. A3		2.21	9/20/2029	3,045,000	[c]	3,047,574
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%		3.04	11/15/2036	8,498,125	[b,c]	8,498,934
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A, 1 Month LIBOR +.70%		2.73	1/15/2033	3,750,000	[b,c]	3,747,075
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B, 1 Month LIBOR +1.05%		3.08	1/15/2033	2,750,000	[b,c]	2,749,675
Invitation Homes Trust, Ser. 2018-SFR3, Cl. A, 1 Month LIBOR +1.00%		3.02	7/17/2037	6,739,853	[b,c]	6,739,841
Jackson National Life Global Funding, Scd. Notes		3.30	2/1/2022	3,140,000	[c]	3,220,621
John Deere Capital, Sr. Unscd. Notes		1.95	6/13/2022	4,900,000		4,903,053
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-C16, Cl. A3		3.88	12/15/2046	4,000,000		4,255,271
JPMorgan Chase & Co., Sr. Unscd. Notes		3.30	4/1/2026	6,525,000		6,840,517
Keurig Dr Pepper, Gtd. Notes		3.55	5/25/2021	3,200,000		3,271,678
Keurig Dr Pepper, Gtd. Notes		4.06	5/25/2023	2,500,000		2,646,964
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS, 3 Month LIBOR +.90%		3.03	11/25/2036	4,931	[b]	4,933
Kinder Morgan, Gtd. Notes		4.30	6/1/2025	1,950,000		2,109,880
Kraft Heinz Foods, Gtd. Notes	EUR	2.00	6/30/2023	5,300,000		6,055,722
Kraft Heinz Foods, Gtd. Notes	EUR	2.25	5/25/2028	2,775,000		3,228,046
Kubota Credit Owner Trust, Ser. 2018-1A, Cl. A4		3.21	1/15/2025	17,600,000	[c]	18,079,816
Marsh & McLennan, Sr. Unscd. Bonds	EUR	1.98	3/21/2030	6,970,000		8,451,722
Metropolitan Life Global Funding I, Sr. Scd. Notes		3.00	9/19/2027	5,475,000	[c]	5,698,292
MGM Growth Properties Operating Partnership, Gtd. Notes		5.75	2/1/2027	3,070,000	[c]	3,450,834
Morgan Stanley, Sr. Unscd. Notes		4.00	7/23/2025	3,450,000		3,723,712
Morgan Stanley Capital I Trust, Ser. 2019-H7, Cl. A3		3.01	7/15/2052	6,825,000		7,135,344

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
United States - 39.7% (continued)
Morgan Stanley Capital I Trust, Ser. 2019-L2, Cl. A3	3.81	3/15/2052	9,750,000		10,823,988
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	2,175,000	[c]	2,238,445
Navient Private Education Refi Loan Trust, Ser. 2019-A, Cl. A1	3.03	1/15/2043	3,207,316	[c]	3,236,925
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	8,000,000	[c]	8,248,792
NYT Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%	3.23	11/15/2035	7,500,000	[b,c]	7,541,761
Occidental Petroleum, Sr. Unscd. Notes	3.00	2/15/2027	3,480,000		3,457,570
PayPal Holdings, Sr. Unscd. Notes	2.40	10/1/2024	6,410,000		6,438,710
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	1,600,000		1,664,163
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	1,525,000		1,598,663
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	1,400,000		1,519,247
Plains All American Pipeline, Sr. Unscd. Notes	3.55	12/15/2029	8,200,000		8,078,427
PNC Bank, Sr. Unscd. Notes	2.23	7/22/2022	8,100,000		8,109,998
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	5,575,000	[c]	5,630,413
Prime Security Services Borrower, Scd. Notes	9.25	5/15/2023	433,000	[c]	456,025
Prosper Marketplace Issuance Trust, Ser. 2018-2A, Cl. A	3.35	10/15/2024	2,979,674	[c]	2,988,261
Republic Services, Sr. Unscd. Notes	2.50	8/15/2024	3,400,000		3,441,314
Reynolds Group Issuer, Gtd. Notes	7.00	7/15/2024	1,610,000	[c]	1,671,381
RMF Buyout Issuance Trust, Ser. 2018-1, Cl. A	3.44	11/25/2028	1,719,933	[c]	1,723,754
Santander Drive Auto Receivables Trust, Ser. 2015-5, Cl. D	3.65	12/15/2021	657,146		659,305
Santander Drive Auto Receivables Trust, Ser. 2018-2, Cl. C	3.35	7/17/2023	5,000,000		5,053,513
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. C	2.77	8/21/2023	3,600,000	[c]	3,623,027
SBA Tower Trust, Scd. Notes	2.84	1/15/2025	8,030,000	[c]	8,052,180
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	2,800,000	[c]	2,825,913
Seasoned Credit Risk Transfer Trust, Ser. 2017-4, Cl. M45T	4.50	6/25/2057	5,917,063		6,311,617
Seasoned Credit Risk Transfer Trust, Ser. 2018-4, Cl. M55D	4.00	3/25/2058	7,515,861		7,892,591
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA	3.50	7/25/2058	10,467,615		10,923,195
Seasoned Credit Risk Transfer Trust, Ser. 2019-3, Cl. M55D	4.00	10/25/2058	5,353,137		5,615,306
Seasoned Loans Structured Transaction, Ser. 2018-2, Cl. A1	3.50	11/25/2028	9,846,444		10,304,839

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
United States - 39.7% (continued)
Seasoned Loans Structured Transaction, Ser. 2019-1, Cl. A2		3.50	5/25/2029	5,000,000		5,392,775
Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A1C		2.75	9/25/2029	8,380,000		8,475,741
SoFi Consumer Loan Program Trust, Ser. 2016-3, Cl. A		3.05	12/26/2025	159,268	[c]	159,907
Southern California Edison, First Mortgage Bonds		2.85	8/1/2029	8,100,000	[e]	8,175,580
Springleaf Funding Trust, Ser. 2016-AA, Cl. A		2.90	11/15/2029	4,312,540	[c]	4,313,576
Sprint Communications, Sr. Unscd. Notes		7.00	8/15/2020	1,455,000		1,505,503
Sprint Spectrum, Sr. Scd. Notes		4.74	3/20/2025	8,375,000	[c]	8,923,646
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%		2.98	1/17/2035	17,926,182	[b,c]	17,928,864
Sunoco Logistics Partners Operations, Gtd. Notes		4.00	10/1/2027	4,575,000		4,740,270
Targa Resources Partners, Gtd. Bonds		5.13	2/1/2025	1,705,000		1,761,862
The Boeing Company, Sr. Unscd. Notes		2.80	3/1/2024	2,065,000		2,122,158
The Boeing Company, Sr. Unscd. Notes		3.20	3/1/2029	1,280,000		1,345,287
The Goldman Sachs Group, Sr. Unscd. Notes		3.69	6/5/2028	4,200,000		4,412,938
The Southern Company, Sr. Unscd. Notes		3.25	7/1/2026	7,725,000		7,987,476
The Walt Disney Company, Gtd. Notes		3.70	10/15/2025	2,600,000	[c]	2,804,070
Tricon American Homes Trust, Ser. 2016-SFR1, Cl. A		2.59	11/17/2033	12,856,197	[c]	12,843,080
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A		2.93	1/17/2036	8,279,178	[c]	8,404,128
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A		2.75	3/17/2038	7,520,000	[c]	7,545,813
U.S. Bancorp, Sr. Unscd. Notes		2.40	7/30/2024	7,575,000		7,672,835
U.S. Treasury Bonds		3.13	5/15/2048	28,500,000		34,675,371
U.S. Treasury Notes		2.88	11/30/2023	17,125,000		18,025,066
United Technologies, Sr. Unscd. Bonds	EUR	2.15	5/18/2030	2,775,000		3,540,697
UnitedHealth Group, Sr. Unscd. Notes		2.38	8/15/2024	4,310,000		4,340,617
UnitedHealth Group, Sr. Unscd. Notes		2.88	8/15/2029	2,155,000		2,201,082

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
United States - 39.7% (continued)
VNDO Mortgage Trust, Ser. 2013-PENN, Cl. A		3.81	12/13/2029	10,400,000	[c]	10,543,002
Wells Fargo & Co., Sr. Unscd. Notes		3.00	4/22/2026	6,125,000		6,286,773
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A4		3.31	6/15/2052	8,200,000		8,769,208
Western Midstream Operating, Sr. Unscd. Notes		4.50	3/1/2028	2,450,000		2,364,243
Western Midstream Operating, Sr. Unscd. Notes		4.65	7/1/2026	1,810,000		1,790,185
Westlake Automobile Receivables Trust, Ser. 2018-2A, Cl. C		3.50	1/16/2024	8,575,000	[c]	8,672,174
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. C		2.92	5/15/2023	5,150,000	[c]	5,167,289
Federal Home Loan Mortgage Corp.:
2.50%, 1/1/29				6,809,358	[f]	6,899,986
3.00%, 2/1/47-9/1/49				57,707,922	[f]	58,751,822
3.50%, 10/1/45-8/1/49				61,517,278	[f]	63,529,828
Federal National Mortgage Association:
2.50%				32,095,000	[f,g]	32,373,950
3.00%, 11/1/31-3/1/48				29,012,927	[f]	29,724,257
3.50%, 8/1/56				7,393,856	[f]	7,786,722
4.00%, 9/1/42-1/1/57				24,448,080	[f]	25,746,286
4.50%				30,000,000	[f,g]	31,596,094
4.50%, 7/1/40-6/1/51				22,762,347	[f]	24,599,610
5.00%, 1/1/49				7,424,184	[f]	8,168,325
Government National Mortgage Association:
3.50%, 9/20/63				3,972,001		4,007,376
Government National Mortgage Association II:
3.00%				63,000,000	[g]	64,659,902
4.18%, 7/20/62				367,271		369,752
4.31%, 1/20/63				3,912,347		3,950,719
					1,276,517,719
Total Bonds and Notes (cost $3,144,912,952)				3,240,389,556
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .0%
Call Options - .0%
Euro, Contracts 28,000,000 UBS Securities	EUR	1.16	12/6/2019	28,000,000		9,560
Euro, Contracts 28,250,000 Barclays Capital	EUR	1.14	10/11/2019	28,250,000		79
					9,639

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .0% (continued)
Put Options - .0%
Philippine Peso, Contracts 8,100,000 J.P. Morgan Securities	51.00	12/5/2019	8,100,000		18,785
Polish Zloty, Contracts 31,750,000 J.P. Morgan Securities	3.70	10/21/2019	31,750,000		1,193
Russian Ruble, Contracts 8,100,000 Merrill Lynch, Pierce, Fenner & Smith	65.00	12/5/2019	8,100,000		100,839
South African Rand, Contracts 8,100,000 Morgan Stanley	14.40	12/6/2019	8,100,000		41,335
				162,152
Total Options Purchased (cost $1,401,232)			171,791
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .6%
U.S. Government Securities
U.S. Treasury Bills (cost $19,656,212)	6.59	11/7/2019	19,700,000	[h,i]	19,665,310
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $42,198,216)	1.89		42,198,216	[j]	42,198,216

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $9,426,545)	1.89		9,426,545	[j]	9,426,545
Total Investments (cost $3,217,595,157)			103.0%	3,311,851,418
Liabilities, Less Cash and Receivables			(3.0%)	(95,170,550)
Net Assets			100.0%	3,216,680,868

BBSW—Bank Bill Swap Rate

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIO—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $802,027,668 or 24.93% of net assets.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $8,930,560 and the value of the collateral was $9,426,545.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Purchased on a forward commitment basis.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	348,935,303	-	348,935,303
Commercial Mortgage-Backed	-	292,060,948	-	292,060,948
Corporate Bonds	-	873,826,743	-	873,826,743
Foreign Governmental	-	1,310,701,496	-	1,310,701,496
Investment Companies	51,624,761	-	-	51,624,761
U.S. Government Agencies Mortgage-Backed	-	362,164,629	-	362,164,629
U.S. Treasury Securities	-	72,365,747	-	72,365,747
Other Financial Instruments:
Futures††	3,655,362	-	-	3,655,362
Forward Foreign Currency Exchange Contracts††	-	18,264,774	-	18,264,774
Options Purchased	-	171,791	-	171,791
Swaps††	-	97,390	-	97,390
Liabilities ($)
Other Financial Instruments:
Futures††	(4,051,361)	-	-	(4,051,361)
Forward Foreign Currency Exchange Contracts††	-	(7,840,507)	-	(7,840,507)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Global Fixed Income Fund

September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	102	12/19	10,066,769[a]	10,144,248	77,479
Australian 3 Year Bond	595	12/19	46,306,101[a]	46,460,900	154,799
Canadian 10 Year Bond	88	12/19	9,598,587[a]	9,471,865	(126,722)
Euro BTP Italian Government Bond	261	12/19	40,907,440[a]	41,488,118	580,678
Euro-Bobl	490	12/19	72,656,747[a]	72,447,342	(209,405)
Japanese 10 Year Bond	103	12/19	147,403,654[a]	147,672,231	268,577
Long Gilt	102	12/19	16,804,323[a]	16,835,589	31,266
Long Term French Government Future	736	12/19	137,237,343[a]	136,623,227	(614,116)
U.S. Treasury Ultra Long Bond	636	12/19	124,602,659	122,052,375	(2,550,284)
Ultra 10 Year U.S. Treasury Notes	98	12/19	14,116,741	13,955,813	(160,928)
Futures Short
Euro 30 Year Bond	102	12/19	24,491,378[a]	24,180,541	310,837
Euro-Bond	539	12/19	103,173,457[a]	102,368,921	804,536
Euro-Schatz	8	12/19	982,475[a]	979,473	3,002
U.S. Treasury 10 Year Notes	2,929	12/19	382,847,607	381,685,313	1,162,294
U.S. Treasury 2 Year Notes	410	12/19	88,616,894	88,355,000	261,894
U.S. Treasury 5 Year Notes	1,112	12/19	132,103,159	132,493,065	(389,906)
Gross Unrealized Appreciation				3,655,362
Gross Unrealized Depreciation				(4,051,361)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Fixed Income Fund

September 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
United States Dollar	405,301,959	Japanese Yen	43,446,303,000	10/31/19	2,595,178
United States Dollar	2,585,255	Thai Baht	79,600,000	10/25/19	(18,477)
Chilean Peso	12,805,180,000	United States Dollar	18,355,260	10/25/19	(784,734)
Colombian Peso	13,637,200,000	United States Dollar	4,169,059	10/25/19	(254,855)
Canadian Dollar	15,040,000	United States Dollar	11,366,124	10/31/19	(8,237)
Indian Rupee	575,000,000	United States Dollar	8,050,966	10/25/19	40,426
Norwegian Krone	215,000,000	United States Dollar	23,890,154	10/31/19	(243,772)
Citigroup
Peruvian Nuevo Sol	21,230,000	United States Dollar	6,345,269	10/4/19	(47,568)
United States Dollar	6,431,384	Peruvian Nuevo Sol	21,230,000	10/4/19	133,683
Hungarian Forint	4,500,000,000	United States Dollar	15,436,625	10/25/19	(766,985)
United States Dollar	15,371,083	Hungarian Forint	4,500,000,000	10/25/19	701,443
Mexican Peso	218,660,000	United States Dollar	11,335,994	10/25/19	(304,316)
Hong Kong Dollar	265,100,000	United States Dollar	33,927,589	4/14/20	(73,938)
United States Dollar	31,359,655	Chilean Peso	22,219,820,000	10/25/19	870,905
United States Dollar	4,124,985	Colombian Peso	13,637,200,000	10/25/19	210,781
Philippine Peso	849,950,000	United States Dollar	16,671,734	10/25/19	(286,445)
Czech Koruna	288,600,000	United States Dollar	12,557,763	10/25/19	(359,450)
United States Dollar	12,539,730	Czech Koruna	288,600,000	10/25/19	341,417
Peruvian Nuevo Sol	58,000,000	United States Dollar	17,120,255	10/22/19	73,559
United States Dollar	17,545,983	Peruvian Nuevo Sol	58,000,000	10/22/19	352,169
South Korean Won	10,093,590,000	United States Dollar	8,563,324	10/25/19	(118,960)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup (continued)
United States Dollar	108,840,422	South Korean Won	128,556,865,000	10/25/19	1,288,906
United States Dollar	6,324,476	Peruvian Nuevo Sol	21,230,000	12/20/19	46,607
Goldman Sachs
United States Dollar	124,706,761	Euro	113,685,000	10/31/19	487,709
United States Dollar	60,304,993	Canadian Dollar	80,000,000	10/31/19	(109,298)
HSBC
New Zealand Dollar	52,510,000	United States Dollar	33,266,356	10/31/19	(360,439)
United States Dollar	58,543,394	New Zealand Dollar	93,365,000	10/31/19	35,283
Egyptian Pound	135,000,000	United States Dollar	8,024,966	12/3/19	120,174
Brazilian Real	32,700,000	United States Dollar	8,007,836	12/3/19	(169,114)
United States Dollar	91,756,374	British Pound	73,395,000	10/31/19	1,392,450
United States Dollar	118,407,511	Chinese Yuan Renminbi	816,820,000	10/25/19	4,089,007
United States Dollar	23,976,623	Singapore Dollar	32,780,000	10/25/19	253,041
Czech Koruna	404,250,000	United States Dollar	17,590,083	10/25/19	(503,569)
United States Dollar	17,568,449	Czech Koruna	404,250,000	10/25/19	481,935
J.P. Morgan Securities
United States Dollar	34,039,548	Hong Kong Dollar	265,100,000	4/14/20	185,897
Brazilian Real	91,565,000	United States Dollar	24,226,750	10/2/19	(2,192,286)
United States Dollar	21,987,562	Brazilian Real	91,565,000	10/2/19	(46,902)
Hungarian Forint	1,623,520,000	United States Dollar	5,571,448	10/25/19	(278,903)
United States Dollar	5,548,978	Hungarian Forint	1,623,520,000	10/25/19	256,433
Indian Rupee	250,000,000	United States Dollar	3,600,593	10/25/19	(82,597)
United States Dollar	11,299,079	Mexican Peso	218,660,000	10/25/19	267,401
United States Dollar	16,852,982	Norwegian Krone	151,790,000	10/31/19	158,636
United States Dollar	190,533,386	Euro	173,680,000	10/31/19	760,197
United States Dollar	1,951,621	South Korean Won	2,342,140,000	10/25/19	(7,829)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities (continued)
United States Dollar	52,390,314	Russian Ruble	3,393,700,000	10/25/19	239,368
Nigerian Naira	2,900,000,000	United States Dollar	7,892,691	11/15/19	(10,784)
United States Dollar	16,593,456	Philippine Peso	849,950,000	10/25/19	208,167
United States Dollar	54,228,445	Thai Baht	1,669,260,000	10/25/19	(373,390)
Merrill Lynch, Pierce, Fenner & Smith
South African Rand	102,550,000	United States Dollar	6,765,393	10/25/19	(17,540)
Euro	140,000	United States Dollar	153,609	10/31/19	(637)
United States Dollar	9,525,643	Euro	8,620,000	10/31/19	106,914
Morgan Stanley
United States Dollar	9,652,692	Swedish Krona	93,400,000	10/31/19	144,240
United States Dollar	16,740,721	Indian Rupee	1,200,000,000	10/25/19	(145,662)
South Korean Won	9,578,800,000	United States Dollar	8,130,029	10/25/19	(116,342)
United States Dollar	7,603,636	Euro	6,930,000	10/31/19	31,502
Brazilian Real	91,565,000	United States Dollar	21,987,562	10/2/19	46,902
United States Dollar	22,752,516	Brazilian Real	91,565,000	10/2/19	718,053
United States Dollar	7,158,220	South African Rand	102,550,000	10/25/19	410,367
Mexican Peso	157,150,000	United States Dollar	7,982,750	10/25/19	(54,330)
UBS Securities
Canadian Dollar	4,860,000	United States Dollar	3,664,785	10/31/19	5,383
United States Dollar	60,223,479	Canadian Dollar	79,880,000	10/31/19	(100,191)
United States Dollar	288,093,987	Euro	262,555,000	10/31/19	1,210,641
Australian Dollar	2,160,000	United States Dollar	1,462,534	10/31/19	(2,957)
Gross Unrealized Appreciation					18,264,774
Gross Unrealized Depreciation					(7,840,507)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Global Fixed Income Fund

September 30, 2019 (Unaudited)

OTC Credit Default Swaps

Reference Obligation/ Counterparty	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Sold Contracts:[2]
Morgan Stanley
Markit CDX North America High Yield Index Series 33 Received Fixed Rate of 5.00 3 Month	12/20/24	30,000,000	2,007,479	1,955,923	97,390
Gross Unrealized Appreciation				97,390

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the

NOTES

“Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the

NOTES

value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for

NOTES

those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of

NOTES

fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2019, accumulated net unrealized appreciation on investments was $94,256,261, consisting of $115,200,914 gross unrealized appreciation and $20,944,653 gross unrealized depreciation.

NOTES

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.